AUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real estate income, net
Rental income	$ 1,192.6	$ 1,103.5	$ 1,083.2
Real estate property level expenses and taxes:
Operating expenses	261.1	237.5	228.6
Real estate taxes	209.2	187.4	178.9
Interest expense	97.5	105.7	113.9
Total real estate property level expenses and taxes	567.8	530.6	521.4
Real estate income, net	624.8	572.9	561.8
Income from real estate joint ventures and funds	157.2	214.0	204.7
Interest	105.7	173.0	120.4
Dividends	18.0	23.2	50.8
TOTAL INVESTMENT INCOME	905.7	983.1	937.7
Expenses
Investment management charges	65.3	68.1	62.1
Administrative charges	48.5	50.0	50.9
Distribution charges	26.5	31.7	28.0
Mortality and expense risk charges	1.2	1.3	1.3
Liquidity guarantee charges	59.4	57.8	50.5
TOTAL EXPENSES	200.9	208.9	192.8
INVESTMENT INCOME, NET	704.8	774.2	744.9
Net realized (loss) gain on investments
Real estate properties	(52.8)	583.1	242.7
Real estate joint ventures and funds	(460.5)	(114.4)	75.9
Marketable securities	103.0	301.1	12.8
Loans receivable	(1.6)	0.0	0.0
Loans payable	0.0	0.0	(0.4)
Net realized (loss) gain on investments	(411.9)	769.8	331.0
Net change in unrealized appreciation (depreciation) on
Real estate properties	(296.1)	(56.8)	73.1
Real estate joint ventures and funds	(40.8)	50.3	55.5
Real estate operating business	(0.2)	0.0	0.0
Marketable securities	(148.1)	0.7	(103.0)
Loans receivable	(33.0)	(3.8)	0.3
Loans receivable with related parties	0.4	(0.3)	0.0
Loans payable	(3.1)	(107.1)	79.8
Net change in unrealized (depreciation) appreciation on investments and loans payable	(520.9)	(117.0)	105.7
NET REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS AND LOANS PAYABLE	(932.8)	652.8	436.7
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (228.0)	$ 1,427.0	$ 1,181.6